Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 3,093	$ 13,362
Short-term investments	470	592
Accounts receivable, net of allowances of $641 and $802	12,576	11,776
Inventories	1,075	940
Prepaid expenses and other	4,021	4,269
Total current assets	21,235	30,939
Plant, property and equipment	209,575	215,626
Less accumulated depreciation	120,933	127,192
Plant, property and equipment, net	88,642	88,434
Investments in unconsolidated businesses	3,401	3,448
Wireless licenses	77,744	73,250
Goodwill	24,139	23,357
Other intangible assets, net	5,933	5,878
Other assets	4,128	5,155
Total assets	225,222	230,461
Current liabilities
Debt maturing within one year	4,369	4,849
Accounts payable and accrued liabilities	16,182	14,689
Other	6,405	11,223
Total current liabilities	26,956	30,761
Long-term debt	47,618	50,303
Employee benefit obligations	34,346	32,957
Deferred income taxes	24,677	25,060
Other liabilities	6,092	5,472
Equity
Series preferred stock ($.10 par value; none issued)
Common stock ($.10 par value; 2,967,610,119 shares issued in both periods)	297	297
Contributed capital	37,990	37,919
Reinvested earnings (Accumulated deficit)	(3,734)	1,179
Accumulated other comprehensive income	2,235	1,269
Common stock in treasury, at cost	(4,071)	(5,002)
Deferred compensation - employee stock ownership plans and other	440	308
Noncontrolling interest	52,376	49,938
Total equity	85,533	85,908
Total liabilities and equity	$ 225,222	$ 230,461